                            FINANCIAL STATEMENTS OF
                          PRUDENTIAL'S GIBRALTAR
                          FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $258,445,755)............................  $
      303,562,622
    Receivable for investments sold............       4,733,056
    Interest and dividends receivable..........         306,071
                                                 --
      -----------Total
      Assets.............................           308,601,749
                                                 --
  -----------LIABILITIES
    Payable for investments purchased..........       4,643,337
    Bank overdraft.............................       2,528,378
    Due to investment adviser..................          94,424
    Accrued expenses...........................          38,989
                                                 --
      -----------Total
      Liabilities........................             7,305,128
                                                 --
  -----------NET
  ASSETS...................................  $
  301,296,621
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 -
  Net assets were comprised of:
    Common stock, at $1 par value..............  $
    26,366,193 Paid-in capital, in excess of
    par..........           217,244,277
                                                 ----
                                                    --
                                                    --
                                                    --
                                                    --
                                                    -
                                                    2
                                                    4
                                                    3
                                                    ,
                                                    6
                                                    1
                                                    0
                                                    ,
                                                    4
                                                    7
                                                    0
  Undistributed net investment income..........         602,554
  Accumulated net realized gain on
    investments................................      11,966,730
  Net unrealized appreciation on investments...      45,116,867
                                                 --
    -----------Net assets, December 31,
    1996..............  $  301,296,621
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 --
                                                 -
    Net asset value and redemption price per
      share (26,366,193 shares of common stock
      outstanding; 75,000,000 shares
      authorized)..............................  $        11.43
                                                 ---
                                                 ---
                                                 ---
                                                 ---
                                                 ---
                                                 ---
                                                 ---
                                                 ---
                                                 ---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $6,523 foreign
      withholding taxes).......................  $     2,959,611
    Interest...................................        1,344,964
                                                 -------
                                                       --
                                                       --
                                                       --
                                                       -
                                                       4
                                                       ,
                                                       3
                                                       0
                                                       4
                                                       ,
                                                       5
                                                       7
                                                       5
                                                 ---
  -----------EXPENSES
    Investment advisory fee....................          349,118
    State franchise tax expense................           73,666
    Excise tax expense.........................           71,422
    Directors' fees............................            8,500
    Custodian expense..........................
                                                 5,00
                                                 0 --
                                                 ----
                                                 ----
                                                 ----
                                                 -
      Total expenses...........................
    507,706 Less: expense reimbursement for excise
                                                 tax.
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 .
                                                 (71,
                                                 422)
                                                 ----
                                                 ----
                                                 ----
                                                 ---
      Net expenses.............................
                                                 436,
                                                 284
                                                 ----
                                                 ----
                                                 ----
                                                 ---
    NET INVESTMENT INCOME........................
                      3,868,291
                                                 ----
  ----------NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........
    35,522,025 Net change in unrealized appreciation
    on
                                                 inve
                                                 stme
                                                 nts.
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 ....
                                                 .
                                                 28,1
                                                 88,3
                                                 80 -
                                                 ----
                                                 ----
                                                 ----
                                                 --
    NET GAIN ON INVESTMENTS......................
                     63,710,405
                                                 ----
  ----------NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
  67,578,696
                                                 ----
                                                 ----
                                                 ----
                                                 ----
                                                 ----
                                                 ----
                                                 ----
                                                 -

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEARS ENDED
                                                                                             DECEMBER 31 ---------------
                                                                                             -----------------------
                                                                                                    1996
                                                                                                    1995
                                                                                             ------------------  -------
-----------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,868,291     $
4,381,133
    Net realized gain on investments.......................................................         35,522,025
31,242,770
    Net change in unrealized appreciation on investments...................................         28,188,380
9,457,438
                                                                                             ------------------  -------
  -----------NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................
  67,578,696         45,081,341
                                                                                             ------------------  -------
  -----------DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (3,659,501)
(4,026,639)
    Distributions from net realized capital gains..........................................        (31,301,947)
                                                                                             (21,543,401) --------------
                                                                                             ----  -------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS........................................................        (34,961,448)
                              (25,570,040)
                                                                                             ------------------  -------
  -----------CAPITAL TRANSACTIONS:
    Reinvestment of dividends and distributions [2,971,950 and 2,396,099 shares,
     respectively].........................................................................         33,969,659
     24,867,217
    Capital stock repurchased [(2,374,885) and (2,430,032) shares, respectively]...........        (26,513,694)
                                                                                             (25,659,420) --------------
                                                                                             ----  -------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS................          7,455,965
(792,203)
                                                                                             ------------------  -------
  -----------TOTAL INCREASE IN NET ASSETS.............................................................
  40,073,213         18,719,098
  NET ASSETS:
    Beginning of year......................................................................        261,223,408
242,504,310
                                                                                             ------------------  -------
    -----------End of year............................................................................   $
    301,296,621                          $   261,223,408
                                                                                             ------------------  -------
                                                                                             ---------------------------
                                                                                             --  -------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 AND A5.

                                       A1

                            SCHEDULE OF
                          INVESTMENTS
                          PRUDENTIAL'S
                          GIBRALTAR FUND
DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 87.9%
                                                                       VALUE COMMON STOCKS
-- 84.4%                                               SHARES         (NOTE 1)
                                                    -------------  --
-----------
AEROSPACE -- 1.1%
  Coltec Industries, Inc. (a).....................        175,000  $    3,303,125
                                                                   --
-----------ALUMINUM -- 1.6%
  Aluminum Co. of America.........................         75,000       4,781,250
                                                                   --
-----------AUTOS - CARS & TRUCKS --                 1.4%
  LucasVarity PLC, ADR (United Kingdom) (a).......         72,200       2,743,600
  Miller Industries, Inc. (a).....................         74,550       1,491,000
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        4
                                                                        ,
                                                                        2
                                                                        3
                                                                        4
                                                                        ,
                                                                        6
                                                                        0
                                                                        0
                                                                   --
-----------CHEMICALS -- 1.7%
  Agrium, Inc.....................................        257,000       3,533,750
  Polymer Group, Inc. (a).........................        108,300       1,502,662
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        5
                                                                        ,
                                                                        0
                                                                        3
                                                                        6
                                                                        ,
                                                                        4
                                                                        1
                                                                        2
                                                                   --
-----------COMMUNICATIONS EQUIPMENT -- 4.7%
  Cisco Systems, Inc. (a).........................        124,000       7,889,500
  Comverse Technology, Inc. (a)...................         50,000       1,881,250
  VeriFone, Inc. (a)..............................         45,100       1,330,450
  Westell Technologies, Inc. (a)..................        133,000       3,009,125
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       1
                                                                       4
                                                                       ,
                                                                       1
                                                                       1
                                                                       0
                                                                       ,
                                                                       3
                                                                       2
                                                                       5
                                                                   --
-----------COMPUTER HARDWARE -- 1.0%
  Larscom, Inc. (Class 'A' Stock) (a).............        125,100       1,423,012
  Western Digital Corp. (a).......................         29,700       1,689,187
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        3
                                                                        ,
                                                                        1
                                                                        1
                                                                        2
                                                                        ,
                                                                        1
                                                                        9
                                                                        9
                                                                   --
-----------COMPUTER SOFTWARE SERVICES -- 6.5%
  C/NET, Inc. (a).................................         32,800         943,000
  Computer Associates International, Inc..........         60,000       2,985,000
  Edify Corp. (a).................................         52,200         835,200
  Macromedia Inc. (a).............................        130,200       2,343,600
  Microsoft Corp. (a).............................         86,000       7,105,750
  Oracle Corp. (a)................................         66,000       2,747,250
  Softkey Intl., (a)..............................        171,000       2,458,125
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       1
                                                                       9
                                                                       ,
                                                                       4
                                                                       1
                                                                       7
                                                                       ,
                                                                       9
                                                                       2
                                                                       5
                                                                   --
-----------DIVERSIFIED GAS -- 1.4%
  Weatherford Enterra, Inc. (a)...................        135,000       4,050,000
                                                                   --
-----------DRUGS AND MEDICAL SUPPLIES -- 4.3%
  Pfizer, Inc.....................................         55,000       4,558,125
  St. Jude Medical, Inc. (a)......................         65,100       2,774,887
  United States Surgical Corp.....................        144,400       5,685,750
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       1
                                                                       3
                                                                       ,
                                                                       0
                                                                       1
                                                                       8
                                                                       ,
                                                                       7
                                                                       6
                                                                       2
                                                                   --
------------
ELECTRICAL EQUIPMENT -- 2.0%
  UCAR International, Inc. (a)....................        162,500       6,114,062
                                                                   --
-----------ELECTRONICS -- 8.6%
  Burr-Brown Corp. (a)............................        106,000       2,703,000
  Checkpoint Systems, Inc. (a)....................        117,400       2,905,650
  Intel Corp......................................         56,000       7,329,000
  SGS Thomson Microelectronics, N.V...............         50,500       3,535,000
  Uniphase Corp. (a)..............................        179,700       9,434,250
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       2
                                                                       5
                                                                       ,
                                                                       9
                                                                       0
                                                                       6
                                                                       ,
                                                                       9
                                                                       0
                                                                       0
                                                                   --
-----------FINANCIAL SERVICES -- 10.6%
  Advanta Corp. (Class 'B' Stock).................        109,600       4,466,200
  E*TRADE Group, Inc. (a).........................         49,700         559,125
  Federal National Mortgage Association...........        300,000      11,175,000
  Imperial Credit Industries, Inc. (a)............        193,800       4,045,575

DECEMBER 31, 1996

                                                                       VALUE COMMON STOCKS
(CONTINUED)                                            SHARES         (NOTE 1)
                                                    -------------  --
-----------
  Student Loan Marketing Association..............         51,100  $    4,758,688
  The Money Store, Inc............................        249,800       6,900,725
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       3
                                                                       1
                                                                       ,
                                                                       9
                                                                       0
                                                                       5
                                                                       ,
                                                                       3
                                                                       1
                                                                       3
                                                                   --
-----------FOREST PRODUCTS -- 2.4%
  Stone Container Corp............................        255,000       3,793,125
  Willamette Industries, Inc......................         50,000       3,481,250
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        7
                                                                        ,
                                                                        2
                                                                        7
                                                                        4
                                                                        ,
                                                                        3
                                                                        7
                                                                        5
                                                                   --
-----------HOSPITAL MANAGEMENT -- 1.0%
  Physican Corp. of America (a)...................        211,800       2,118,000
  Sierra Health Services, Inc. (a)................         34,600         852,025
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        2
                                                                        ,
                                                                        9
                                                                        7
                                                                        0
                                                                        ,
                                                                        0
                                                                        2
                                                                        5
                                                                   --
-----------INSURANCE -- 5.0%
  Aetna Inc.......................................         76,000       6,080,000
  Equitable of Iowa Companies.....................         23,600       1,082,650
  Travelers Group, Inc............................        173,333       7,864,985
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       1
                                                                       5
                                                                       ,
                                                                       0
                                                                       2
                                                                       7
                                                                       ,
                                                                       6
                                                                       3
                                                                       5
                                                                   --
-----------LEISURE -- 2.3%
  Carnival Corp. (Class 'A' Stock)................        120,000       3,960,000
  La Quinta Inns, Inc.............................        135,600       2,593,350
  Prime Hospitality Corp. (a).....................         34,500         556,313
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        7
                                                                        ,
                                                                        1
                                                                        0
                                                                        9
                                                                        ,
                                                                        6
                                                                        6
                                                                        3
                                                                   --
-----------OIL SERVICES -- 6.6%
  B.J. Services Co. (a)...........................         83,000       4,233,000
  Bouyges Offshore SA, ADR (France) (a)...........         68,100         876,788
  Input/Output, Inc. (a)..........................        146,000       2,701,000
  J. Ray McDermott SA.............................         82,000       1,804,000
  Smith International, Inc. (a)...................        125,000       5,609,375
  YPF SA, ADR (Argentina).........................        189,000       4,772,250
                                                                   --
------------
                                                                       19,996,413 ---------
                                                                   -----
PETROLEUM -- 3.3%
  Alberta Energy Company Ltd......................        102,900       2,469,600
  Exxon Corp......................................         75,000       7,350,000
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        9
                                                                        ,
                                                                        8
                                                                        1
                                                                        9
                                                                        ,
                                                                        6
                                                                        0
                                                                        0
                                                                   --
-----------REAL ESTATE DEVELOPMENT -- 3.9%
  Crescent Real Estate Equities Trust.............         51,500       2,716,625
  Equity Residential Properties Trust.............         80,000       3,300,000
  Manufactured Home Communities, Inc..............         74,000       1,720,500
  Meditrust Corp..................................          9,300         372,000
  Patriot American Hospitality, Inc...............         85,000       3,665,625
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       1
                                                                       1
                                                                       ,
                                                                       7
                                                                       7
                                                                       4
                                                                       ,
                                                                       7
                                                                       5
                                                                       0
                                                                   --
-----------REGIONAL BANKS -- 2.7%
  Citicorp........................................         80,000       8,240,000
                                                                   --
-----------RESTAURANTS -- 1.8%
  Lone Star Steakhouse & Saloon, Inc. (a).........         93,100       2,490,425
  McDonald's Corp.................................         67,000       3,031,750
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        5
                                                                        ,
                                                                        5
                                                                        2
                                                                        2
                                                                        ,
                                                                        1
                                                                        7
                                                                        5
                                                                   --
-----------RETAIL -- 2.5%
  Galoob Toys, Inc. (a)...........................        135,000       1,890,000
  The Gap, Inc....................................        190,000       5,723,750
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        7
                                                                        ,
                                                                        6
                                                                        1
                                                                        3
                                                                        ,
                                                                        7
                                                                        5
                                                                        0
                                                                   --
-----------

                                 B1

DECEMBER 31, 1996

                                                                       VALUE COMMON STOCKS
(CONTINUED)                               SHARES       (NOTE 1)
                                                    -------------  --
-----------
STEEL -- 1.7%
  AK Steel Holding Corp...........................        131,200  $    5,198,800
                                                                   --
-----------TELECOMMUNICATIONS -- 3.1%
  ADC Telecommunications, Inc. (a)................        222,700       6,903,700
  Nextel Communications, Inc. (Class 'A'
    Stock) (a)....................................        180,000       2,340,000
                                                                   ------
                                                                        --
                                                                        --
                                                                        --
                                                                        -
                                                                        9
                                                                        ,
                                                                        2
                                                                        4
                                                                        3
                                                                        ,
                                                                        7
                                                                        0
                                                                        0
                                                                   --
-----------TOBACCO -- 2.6%
  RJR Nabisco Holdings Corp.......................        230,000       7,820,000
                                                                   --
-----------UTILITY - ELECTRIC -- 0.6%
  Long Island Lighting Co.........................         75,900       1,679,288
                                                                   --
-----------TOTAL COMMON STOCKS
   (cost $208,840,593)............................................
                             254,281,047
                                                                   --
-----------PREFERRED STOCKS -- 2.2%
FINANCIAL SERVICES -- 0.5%
  Advanta Corp. (Class 'B' Stock).................         40,000       1,600,000
                                                                   ---
----------RETAIL -- 1.7%
  Kmart Corp. (Cum. Conv.)........................        105,000       5,118,750
                                                                   ---
----------TOTAL PREFERRED STOCKS
  (cost $6,829,050)..............................................       6,718,750
                                                                   ---
-----------

                                                      PRINCIPAL
                                                       AMOUNT
CONVERTIBLE BONDS -- 1.3%                               (000)
                                                    -------------
COMPUTER SOFTWARE SERVICES -- 0.3%
  Softkey Intl.,
    5.50%, 11/01/00...............................     $1,230           1,017,825
                                                                   ---
----------RETAIL -- 1.0%
  Sunglass Hut Intl.,
    5.25%, 06/15/03...............................      4,000           2,870,000
                                                                   ---
----------TOTAL CONVERTIBLE BONDS
  (cost $4,101,112)..............................................       3,887,825
                                                                   ---
----------TOTAL LONG-TERM INVESTMENTS
    (cost $219,810,025)............................................
                              264,887,622
                                                                   ---
----------

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS -- 12.9%                         (000)
(NOTE 1)
                                                    -------------  ---
----------
COMMERCIAL PAPER -- 10.0%
  Associates Corp. of North America,
    6.202%, 01/02/97..............................     $15,000     $   15,000,000
  Smith Barney, Inc.,
    6.00%, 01/02/97...............................     15,000          15,000,000
                                                                   -----
                                                                       --
                                                                       --
                                                                       --
                                                                       --
                                                                       3
                                                                       0
                                                                       ,
                                                                       0
                                                                       0
                                                                       0
                                                                       ,
                                                                       0
                                                                       0
                                                                       0
                                                                   ---
----------TIME DEPOSIT -- 2.9%
  Toronto Dominion Holdings,
    6.50%, 01/02/97...............................      8,675           8,675,000
                                                                   ---
-----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $38,675,000).............................................      38,675,000
                                                                   ---
-----------

TOTAL INVESTMENTS -- 100.8%
  (cost $258,445,755; Note 3)....................................
  303,562,622 Liabilities in excess of other assets --
  (0.8%)................                              (2,266,001)
                                                                   ---
----------TOTAL NET ASSETS --
100.0%.......................................  $  301,296,621
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---
                                                                   ---

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    N.V.                Naamloze Vennootschap (Dutch
Corporation)
    SA                  Sociedad Anonima (Spanish
Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Non-income
             producing
             security.

             SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4
AND A5.

                                       B2

                      NOTES TO THE FINANCIAL STATEMENTS OF
                       PRUDENTIAL'S GIBRALTAR FUND

NOTE 1:  ACCOUNTING POLICIES

Prudential's Gibraltar Fund (the "Fund") is a Delaware Corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund was organized by The Prudential to serve as the investment medium for the variable contracts accounts of The Prudential Financial Security Program. The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

SECURITIES VALUATION: Securities traded on a national securities exchange are valued at the last sales price (or the last bid price if there were no sales of the security that day) on the New York Stock Exchange, or if not traded on such exchange, such last sales or bid price at the time of close of the New York Stock Exchange on the principal exchange on which such securities are traded on the last business day of the year. For any securities not traded on a national securities exchange but traded in the over-the-counter market, the value is the last bid price available, except that securities for which quotations are furnished through a nationwide automated quotation system approved by the National Association of Securities Dealers, Inc. (NASDAQ) are valued at the closing best bid price on the date of valuation provided by a pricing service which utilizes NASDAQ quotations. Short-term investments are valued at amortized cost which, with accrued interest, approximates market value. Amortized cost is computed using the cost on the date of purchase adjusted for constant amortization of discount or premium to maturity.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if
bankruptcy proceedings   are  commenced  with  respect  to  the  seller
of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND NET INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains of the Fund will normally be declared and reinvested in additional full and fractional shares twice a year.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
RECLASSIFICATION  OF  CAPITAL  ACCOUNTS:   The  Fund  accounts  and
reports for distributions to shareholders in accordance with A.I.C.P.A. Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $333,913, decreased net realized gains by $54,498 and decreased paid-in capital in excess of par by $279,415. Such reclassification had no effect on net assets, results of operations, or net asset value per share.
                                   C1

NOTE 2:  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE: The investment advisory fee, which is computed daily at an effective annual rate of 0.125% of the net assets of the Fund, is payable quarterly to The Prudential Insurance Company of America ("The Prudential") as required under the investment advisory agreement. Prudential pays all expenses of the Fund except for fees and expenses of those members of the Fund's Board of Directors who are not officers or employees of The Prudential and its affiliates; transfer and any other local, state or federal taxes; and brokers' commissions and other fees and charges attributable to investment transactions.

During  the year ended December 31, 1996, Prudential Securities
Incorporated, an affiliate  of  The  Prudential,   earned  approximately
$19,000  in   brokerage commissions  as a  result of executing
transactions in  portfolio securities on behalf of the Fund.

NOTE 3:  PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the year ended
December 31, 1996 aggregated $247,883,005 and $294,407,725,
respectively.

The federal income tax basis of the Fund's investments at December 31, 1996 was $258,485,025 and, accordingly, net unrealized appreciation for federal income tax purposes was $45,077,597 (gross unrealized appreciation--$56,645,190; gross unrealized depreciation--$11,567,593).

FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED
                                                       DECEMBER 31,
-------------------------------------------------
                                       1996     1995(A)   1994(A)
1993(A)    1992(A)
                                     --------   --------  --------  ------
--  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  10.14   $   9.40  $  11.29  $  11.13
$ 11.39
                                     --------   --------  --------  --------
--------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.16       0.18      0.21      0.18      0.18
Net realized and unrealized gains
  (losses) on investments..........      2.56       1.65     (0.40)     2.43      1.77
                                     --------   --------  --------  --------
--------
    Total from investment
    operations.....................      2.72       1.83     (0.19)     2.61      1.95
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.15)     (0.17)    (0.22)
(0.19)    (0.19)
Distributions from net realized
  gains............................     (1.28)     (0.92)    (1.48)
(2.26)    (2.02)
                                     --------   --------  --------  --------
--------
    Total distributions............     (1.43)     (1.09)    (1.70)
(2.45)    (2.21)
                                     --------   --------  --------  --------
--------
Net Asset Value, end of year.......  $  11.43   $  10.14  $   9.40  $  11.29
$ 11.13
                                     --------   --------  --------  --------
--------
                                     --------   --------  --------  --------
--------
TOTAL INVESTMENT RETURN:(B)........     27.13%     19.13%    (1.33%)
23.79%    17.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of year (in
  millions)........................    $301.3     $261.2    $242.5    $264.3
$230.1
Ratios to average net assets:
  Expenses.........................      0.16%      0.14%     0.15%
0.16%0.19%
  Net investment income............      1.38%      1.68%     1.98%
1.45%1.58%
Portfolio turnover rate............        97%       105%       93%
92%         73%
Average commission rate paid per
  share............................  $ 0.0576        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

      SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A5.

                                 C2

                  REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Prudential's Gibraltar
Fund, Inc:

In our opinion, the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Prudential's Gibraltar Fund, Inc. (the "Fund") at December 31, 1996, the result of its operations, the changes in its net assets, and financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The accompanying Statement of Changes in Net Assets of the Fund for the year ended December 31, 1995, and Financial Highlights for each of the four years in the period ended December 31, 1995 were audited by other independent accountants, whose opinion dated February 15, 1996 was unqualified.
PRICE WATERHOUSE LLP
1177 Avenue of the America
New York, NY 10036
February 13, 1997

                                       D1